American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
May 31, 2026

Avantis Real Estate ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Data Center REITs — 9.3%
DigiCo Infrastructure REIT(1)	79,402	150,539
Digital Core REIT Management Pte. Ltd.	561,100	274,842
Digital Realty Trust, Inc.	144,082	27,375,580
Equinix, Inc.	42,830	45,744,153
Fermi, Inc.(2)	11,472	80,075
Keppel DC REIT	893,210	1,616,475
NTT DC REIT(2)	165,000	161,639
		75,403,303
Diversified REITs — 8.1%
Abrdn Property Income Trust Ltd.	1,194	32
Activia Properties, Inc.(1)	517	424,587
AEW U.K. REIT PLC	64,512	91,619
Ahes Gayrimenkul Yatirim Ortakligi AS(2)	19,282	8,950
AKIS Gayrimenkul Yatirimi AS	539,312	108,330
Alarko Gayrimenkul Yatirim Ortakligi AS	927,058	141,686
Argosy Property Ltd.	173,693	110,909
Asce Gayrimenkul Yatirim Ortakligi AS	68,866	17,531
Aspen Group Ltd.	125,936	427,262
Attacq Ltd.	230,735	239,307
Axis Real Estate Investment Trust	623,400	306,658
British Land Co. PLC	469,541	2,559,293
Broadstone Net Lease, Inc.	87,200	1,764,056
Burstone Group Ltd.	296,626	178,885
CENTRAL REIT Investment Corp.	91	60,725
Centuria Capital Group	384,584	539,160
Charter Hall Group	242,167	3,544,232
Charter Hall Long Wale REIT	323,640	804,122
Concentradora Fibra Danhos SA de CV	62,752	100,732
Custodian Property Income REIT PLC	215,155	250,791
D&D Platform REIT Co. Ltd.	117	190
Daiwa House REIT Investment Corp.	2,236	1,692,230
ESCON Japan REIT Investment Corp.	63	46,553
Essential Properties Realty Trust, Inc.	92,826	2,838,619
Fairvest Ltd., Class B(1)	662,743	290,348
Fibra Uno Administracion SA de CV	1,423,545	2,459,201
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	194,182	57,684
GPT Group	1,035,862	3,607,401
Growthpoint Properties Ltd.	1,671,809	1,728,744
H&R Real Estate Investment Trust	82,942	623,276
Hankyu Hanshin REIT, Inc.(1)	278	251,209
Heiwa Real Estate REIT, Inc.(1)	496	422,515
Hulic Reit, Inc.	140	137,269
Is Gayrimenkul Yatirim Ortakligi AS	436,380	192,629
KDX Realty Investment Corp.	2,024	2,018,911
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	343,153	35,709
Land Securities Group PLC	330,852	2,793,243
LondonMetric Property PLC	1,237,837	3,148,498
Mapletree Pan Asia Commercial Trust(1)	1,174,300	1,177,728
Menivim- The New REIT Ltd.	263,518	193,236

Merlin Properties Socimi SA	203,583	3,576,481
Mirvac Group	2,106,803	2,557,165
Mori Trust Reit, Inc.	1,163	540,274
NIPPON REIT Investment Corp.	447	241,017
Nomura Real Estate Master Fund, Inc.	1,947	1,865,025
NTT UD REIT Investment Corp.	699	580,513
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	8,997	1,919
Ozak Gayrimenkul Yatirim Ortakligi(2)	340,720	90,595
Pasifik Gayrimenkul Yatirim Ortakligi	1,292,226	88,011
Peker Gayrimenkul Yatirim Ortakligi AS(2)	1,581,649	468,972
PowerGrid Infrastructure Investment Trust	380,349	371,600
PRO Real Estate Investment Trust	16	80
Redefine Properties Ltd.(1)	3,890,997	1,438,311
Reit 1 Ltd.	157,593	1,250,524
SA Corporate Real Estate Ltd.	1,199,609	259,072
Schroder Real Estate Investment Trust Ltd.(1)	272,504	175,109
Sekisui House Reit, Inc.	2,412	1,241,661
Sella Capital Real Estate Ltd.	116,448	416,481
Servet Gayrimenkul Yatirim Ortakligi AS(2)	831,297	54,268
Shinhan Seobu T&D REIT Co. Ltd.	6,434	15,238
SK REITs Co. Ltd.	83,848	303,962
Stockland	1,311,343	3,853,996
Stoneweg Europe Stapled Trust	5,600	10,263
Stride Property Group(1)	78,056	54,560
Suntec Real Estate Investment Trust	934,800	1,077,883
Tera Yatirim Teknoloji Holding AS(2)	1,227,014	774,865
Tokaido REIT, Inc.	90	58,086
Tokyu REIT, Inc.	416	484,457
Torunlar Gayrimenkul Yatirim Ortakligi AS	151,976	295,921
Tosei REIT Investment Corp.	40	32,944
United Urban Investment Corp.(1)	1,427	1,452,992
WP Carey, Inc.	90,422	6,729,205
Ziraat Gayrimenkul Yatirim Ortakligi AS	647,721	229,885
		65,985,395
Health Care REITs — 12.8%
Aedifica SA	50,378	4,155,711
American Healthcare REIT, Inc.	104,803	5,123,819
CareTrust REIT, Inc.	120,672	4,925,831
Cofinimmo SA	4,307	417,214
First Real Estate Investment Trust(1)	527,500	95,113
Health Care & Medical Investment Corp.	40	27,599
Healthcare Realty Trust, Inc.	58,588	1,167,073
Healthpeak Properties, Inc.	89,638	1,716,568
LTC Properties, Inc.	22,014	823,544
National Health Investors, Inc.	22,143	1,622,860
Omega Healthcare Investors, Inc.	141,108	6,598,210
Parkway Life Real Estate Investment Trust	289,500	909,482
Primary Health Properties PLC	755,899	954,463
Sabra Health Care REIT, Inc.	106,835	2,124,948
Sila Realty Trust, Inc.	30,611	925,677
Target Healthcare REIT PLC	359,070	529,440
Universal Health Realty Income Trust	3,342	138,526
Ventas, Inc.	202,144	17,064,997
Vital Healthcare Property Trust	184,443	207,822
Welltower, Inc.	264,486	54,306,910
		103,835,807

Hotel & Resort REITs — 2.3%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	1,138,784	68,660
Apple Hospitality REIT, Inc.	90,012	1,322,276
CapitaLand Ascott Trust	1,474,200	1,034,241
CDL Hospitality Trusts(1)	213,500	128,767
DiamondRock Hospitality Co.	86,782	953,734
Far East Hospitality Trust	525,800	233,082
Hoshino Resorts REIT, Inc.	324	489,460
Host Hotels & Resorts, Inc.	305,959	7,030,938
Ichigo Hotel REIT Investment Corp.	22	15,674
Invincible Investment Corp.	3,084	1,186,330
Japan Hotel REIT Investment Corp.	2,929	1,408,537
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	492,203	33,261
Nippon Hotel & Residential Investment Corp.	50	20,685
Ryman Hospitality Properties, Inc.	26,846	3,090,780
Sunstone Hotel Investors, Inc.	99,101	1,072,273
Xenia Hotels & Resorts, Inc.	45,665	793,201
		18,881,899
Industrial REITs — 17.1%
AIMS APAC REIT	283,450	351,094
ARGAN SA	3,527	251,126
CapitaLand Ascendas REIT	1,797,949	3,523,567
Centuria Industrial REIT(1)	291,841	624,396
CRE Logistics REIT, Inc.	305	283,024
Dexus Industria REIT(1)	80,502	138,194
Dream Industrial Real Estate Investment Trust	81,933	833,207
EastGroup Properties, Inc.	24,823	5,012,012
Equites Property Fund Ltd.	449,649	497,416
ESR Kendall Square REIT Co. Ltd.(2)	157,843	413,311
ESR-REIT	191,402	357,044
FIBRA Macquarie Mexico	487,312	1,222,707
Fibra MTY SAPI de CV	377,969	307,616
First Industrial Realty Trust, Inc.	64,178	3,970,693
Frasers Logistics & Commercial Trust(2)	1,623,600	1,272,246
GLP J-Reit	2,137	1,793,430
Goodman Group	1,005,106	22,840,563
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.(1)	537,778	645,871
Granite Real Estate Investment Trust	17,872	1,249,154
Industrial & Infrastructure Fund Investment Corp.	1,112	978,981
Innovative Industrial Properties, Inc.	14,795	857,962
Japan Logistics Fund, Inc.	1,266	730,504
LaSalle Logiport REIT	935	855,129
Lineage, Inc.	18,145	805,819
LXP Industrial Trust	26,539	1,370,474
Mapletree Industrial Trust(1)	1,151,100	1,749,694
Mapletree Logistics Trust(1)	1,939,800	1,825,453
Mitsubishi Estate Logistics REIT Investment Corp.	821	626,591
Mitsui Fudosan Logistics Park, Inc.	1,558	1,055,404
Montea NV(1)	6,987	543,886
Nippon Prologis REIT, Inc.(1)	3,165	1,694,394
Prologis Property Mexico SA de CV	665,052	3,190,807
Prologis, Inc.	386,445	55,443,264
Rexford Industrial Realty, Inc.	99,802	3,539,977
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	242,284	164,561
Segro PLC	673,106	6,524,965

SOSiLA Logistics REIT, Inc.	351	252,325
STAG Industrial, Inc.	83,159	3,149,231
Terreno Realty Corp.	47,637	3,129,275
Tritax Big Box REIT PLC	1,238,364	2,501,617
Warehouses De Pauw CVA(1)	99,601	2,579,516
		139,156,500
Multi-Family Residential REITs — 7.2%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	35,110	43,389
Advance Residence Investment Corp.	1,397	1,350,558
Altarea SCA(1)	4,315	544,911
AvalonBay Communities, Inc.	61,901	11,297,551
Boardwalk Real Estate Investment Trust	12,245	569,239
BSR Real Estate Investment Trust	14,356	172,545
Camden Property Trust	46,575	4,963,032
Canadian Apartment Properties REIT	41,226	1,048,405
Care Property Invest NV(1)	14,950	223,899
Comforia Residential REIT, Inc.	1,182	783,905
Daiwa Securities Living Investments Corp.	946	602,188
Elme Communities	17,514	35,904
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,118,705	457,059
Equity Residential	164,422	10,761,420
Essex Property Trust, Inc.	27,865	7,597,113
Home Invest Belgium SA	6,173	138,057
Independence Realty Trust, Inc.	96,953	1,573,547
Ingenia Communities Group	208,955	572,511
InterRent Real Estate Investment Trust	45,713	431,383
Irish Residential Properties REIT PLC	342,317	445,910
Killam Apartment Real Estate Investment Trust	34,357	457,047
Mid-America Apartment Communities, Inc.	50,073	6,462,922
Minto Apartment Real Estate Investment Trust	9,814	123,365
Mitsui Fudosan Accommodations Fund, Inc.	1,586	1,253,367
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	300,564	23,164
Social Housing Reit PLC	168,138	164,474
UDR, Inc.	131,254	4,843,273
UNITE Group PLC	226,519	1,568,129
Xior Student Housing NV(1)	24	776
		58,509,043
Office REITs — 3.6%
Allied Properties Real Estate Investment Trust	31	226
AREIT, Inc.	452,910	278,205
Brookfield India Real Estate Trust	86,740	291,126
Champion REIT(1)	712,000	220,728
Colonial SFL Socimi SA(1)	147,592	985,384
COPT Defense Properties	18,861	604,684
Cousins Properties, Inc.	65,178	1,747,422
Cromwell Property Group	620,894	196,610
Daiwa Office Investment Corp.(1)	417	832,484
Derwent London PLC	61,932	1,480,003
Dexus	486,923	1,960,371
Embassy Office Parks REIT	660,783	2,970,667
GDI Property Group Partnership	3,226	1,414
Gecina SA	39,129	3,344,756
Global One Real Estate Investment Corp.	144	101,247
Great Portland Estates PLC	215,722	905,892
Halk Gayrimenkul Yatirim Ortakligi AS	61,768	8,023

Hanwha REIT Co. Ltd.(2)	30,085	100,840
Ichigo Office REIT Investment Corp.	133	72,546
Japan Excellent, Inc.	539	475,414
Japan Prime Realty Investment Corp.	1,532	914,541
Japan Real Estate Investment Corp.	3,093	2,218,809
JR Global Reit	80,104	62,829
Keppel REIT	1,736,291	1,176,839
Knowledge Realty Trust	243,677	297,718
Mindspace Business Parks REIT	155,966	759,217
Mori Hills REIT Investment Corp.	758	616,353
NET Lease Office Properties	6,377	76,588
Nippon Building Fund, Inc.(1)	4,113	3,289,833
NSI NV	9,770	200,134
Orix JREIT, Inc.	2,650	1,598,736
Postal Realty Trust, Inc., Class A(1)	5,785	133,286
Precinct Properties Group	811,679	497,924
Real Commercial REIT, Inc.	3,666,300	426,186
SL Green Realty Corp.(1)	364	16,526
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	1,070,276	62,311
Workspace Group PLC	14,077	66,472
		28,992,344
Other Specialized REITs — 5.5%
Arena REIT	224,893	516,257
Automotive Properties Real Estate Investment Trust	3,819	33,352
Charter Hall Social Infrastructure REIT	159,063	288,105
EPR Properties	21,812	1,244,375
Farmland Partners, Inc.	19,823	203,582
Four Corners Property Trust, Inc.	47,441	1,181,281
Gaming & Leisure Properties, Inc.	109,101	5,124,474
Gladstone Land Corp.	18,999	180,111
Iron Mountain, Inc.	126,413	16,212,467
Koramco Life Infra Reit Co. Ltd.	15,424	44,159
Lamar Advertising Co., Class A	37,983	5,790,888
Millrose Properties, Inc.	64,978	1,833,679
Rural Funds Trust	21,644	30,868
VICI Properties, Inc.	428,725	12,098,619
		44,782,217
Retail REITs — 18.1%
Acadia Realty Trust	49,548	1,091,047
AEON REIT Investment Corp.	755	581,892
Agree Realty Corp.	52,913	3,923,499
Ascencio	2,647	154,654
Brixmor Property Group, Inc.	106,000	3,239,360
BWP Property Group Ltd.	303,345	822,458
CapitaLand Integrated Commercial Trust	3,082,966	5,487,537
Carmila SA	48,567	940,909
Charter Hall Retail REIT	282,881	765,967
Choice Properties Real Estate Investment Trust	95,604	1,092,201
Crombie Real Estate Investment Trust	26,042	318,099
CT Real Estate Investment Trust	30,609	392,312
Curbline Properties Corp.	54,039	1,574,156
Eurocommercial Properties NV	21,816	741,098
Federal Realty Investment Trust	35,115	4,200,807
First Capital Real Estate Investment Trust	60,591	1,032,814
Fortune Real Estate Investment Trust	536,000	330,433

Frasers Centrepoint Trust	678,329	1,207,089
Frontier Real Estate Investment Corp.	1,516	776,607
Fukuoka REIT Corp.	367	393,302
Getty Realty Corp.	27,381	890,704
Hamborner REIT AG	111,412	676,814
Hammerson PLC	145,123	673,306
HMC Capital Ltd.(1)	157,302	345,369
HomeCo Daily Needs REIT	852,197	759,027
Hyprop Investments Ltd.	231,716	811,733
IGB Real Estate Investment Trust	1,037,100	724,368
InvenTrust Properties Corp.	33,234	1,101,042
Japan Metropolitan Fund Invest	2,623	1,852,356
Kimco Realty Corp.	263,070	6,334,726
Kite Realty Group Trust	88,612	2,429,741
Kiwi Property Group Ltd.	424,613	239,411
Klepierre SA	166,030	6,772,976
Lendlease Global Commercial REIT	1,194,704	523,956
Link REIT	1,333,611	6,874,511
LOTTE REIT Co. Ltd.	110,573	279,475
Mercialys SA	78,101	1,078,681
NETSTREIT Corp.(1)	37,485	759,446
NewRiver REIT PLC	113,624	119,192
Nexus Select Trust	100,826	164,693
NNN REIT, Inc.	76,267	3,394,644
Pavilion Real Estate Investment Trust(1)	984,700	456,964
Phillips Edison & Co., Inc.	53,016	2,128,592
Primaris Real Estate Investment Trust	29,635	422,175
Realty Income Corp.	353,906	21,687,360
Regency Centers Corp.	81,798	6,327,075
Region Group	560,810	914,769
Resilient REIT Ltd.	185,150	936,186
Retail Estates NV(1)	7,285	603,003
RioCan Real Estate Investment Trust	73,955	1,190,339
Ronesans Gayrimenkul Yatirim AS	39,781	163,402
Sasseur Real Estate Investment Trust	241,200	125,496
Scentre Group	1,014,983	2,788,468
Shaftesbury Capital PLC	760,997	1,389,294
Simon Property Group, Inc.	132,760	27,203,852
SITE Centers Corp.	14,212	71,771
SmartCentres Real Estate Investment Trust	35,792	752,368
Starhill Global REIT	632,509	267,800
Sunway Real Estate Investment Trust	1,016,600	586,869
Supermarket Income REIT PLC	590,028	661,930
Tanger, Inc.	48,056	1,733,380
Unibail-Rodamco-Westfield	23,633	2,731,954
Urban Edge Properties	51,438	1,154,269
Vastned NV	1,515	52,075
Vicinity Ltd.	2,206,618	4,005,623
Vukile Property Fund Ltd.	739,045	1,057,865
Waypoint REIT Ltd.	363,309	620,970
Wereldhave NV	18,629	453,759
Yeni Gimat Gayrimenkul Ortakligi AS	52,105	271,105
		146,631,125
Self Storage REITs — 5.3%
Big Yellow Group PLC	111,630	1,257,969

CubeSmart	97,361	3,894,440
Extra Space Storage, Inc.	88,087	12,711,835
National Storage Affiliates Trust	18,809	802,204
Public Storage	72,507	22,019,651
Safestore Holdings PLC	107,340	931,130
Shurgard Self Storage Ltd.	22,070	632,573
Smartstop Self Storage REIT, Inc.	23,392	731,000
Stor-Age Property REIT Ltd.	167,796	176,758
		43,157,560
Single-Family Residential REITs — 3.0%
American Homes 4 Rent, Class A	136,004	4,363,008
Equity LifeStyle Properties, Inc.	89,485	5,527,488
Flagship Communities REIT	1,031	20,424
Invitation Homes, Inc.	231,877	6,782,402
PRS REIT PLC(2)	240,168	154,925
Sun Communities, Inc.	55,881	6,910,245
UMH Properties, Inc.	29,939	449,684
		24,208,176
Telecom Tower REITs — 7.5%
American Tower Corp.	190,120	35,544,835
Crown Castle, Inc.	173,184	15,846,336
SBA Communications Corp.	47,520	9,654,163
		61,045,334
TOTAL COMMON STOCKS (Cost $746,267,765)		810,588,703
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	948,864	948,864
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,971,385	4,971,385
TOTAL SHORT-TERM INVESTMENTS (Cost $5,920,249)		5,920,249
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $752,188,014)		816,508,952
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,724,936)
TOTAL NET ASSETS — 100.0%		$812,784,016

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,534,753. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,246,547, which includes securities collateral of $5,275,162.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$73,199,808	$2,203,495	—
Diversified REITs	11,331,880	54,653,515	—
Health Care REITs	96,538,963	7,296,844	—
Hotel & Resort REITs	14,263,202	4,618,697	—
Industrial REITs	77,278,707	61,877,793	—
Multi-Family Residential REITs	47,534,762	10,974,281	—
Office REITs	2,578,506	26,413,838	—
Other Specialized REITs	43,869,476	912,741	—
Retail REITs	89,245,471	57,385,654	—
Self Storage REITs	40,159,130	2,998,430	—
Single-Family Residential REITs	24,032,827	175,349	—
Other REITs	61,045,334	—	—
Short-Term Investments	5,920,249	—	—
	$586,998,315	$229,510,637	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.